Employee Benefit Plans - Amounts Included In Consolidated Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 23.5	$ 35.9
Accrued expenses and other liabilities	4.1	4.4
Other non-current liabilities	47.7	54.5
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0.0	0.0
Accrued expenses and other liabilities	0.8	1.0
Other non-current liabilities	$ 6.6	$ 7.8